UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7177

Name of Fund:  Merrill Lynch MidCap Value Opportunities Fund of
               The Asset Program, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch MidCap Value Opportunities Fund of The Asset Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 01/31/2007

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments


Merrill Lynch Mid Cap Value Opportunities Fund

Schedule of Investments as of April 30, 2006                                                                    (in U.S. dollars)

                                                         Shares
                    Industry                               Held   Common Stocks                                         Value
North America

Canada - 1.7%       Diversified                         322,300   BCE, Inc.                                        $    7,967,256
                    Telecommunication Services - 1.7%

                                                                  Total Common Stocks in Canada                         7,967,256


United              Aerospace & Defense - 0.9%          126,700   Curtiss-Wright Corp.                                  4,198,838
States - 87.6%
                    Biotechnology - 2.9%                 64,300   Affymetrix, Inc. (b)                                  1,842,195
                                                         46,400   Cephalon, Inc. (b)(e)                                 3,046,624
                                                        262,100   Medimmune, Inc. (b)                                   8,248,287
                                                                                                                   --------------
                                                                                                                       13,137,106

                    Building Products - 0.1%             25,800   Goodman Global, Inc. (b)                                510,840

                    Capital Markets - 1.6%              195,200   E*Trade Financial Corp. (b)                           4,856,576
                                                        136,100   Janus Capital Group, Inc.                             2,648,506
                                                                                                                   --------------
                                                                                                                        7,505,082

                    Commercial Banks - 5.6%             327,600   The Colonial BancGroup, Inc.                          8,494,668
                                                         88,100   Compass Bancshares, Inc. (e)                          4,841,976
                                                        179,975   First Midwest Bancorp, Inc.                           6,484,499
                                                        200,528   TD Banknorth, Inc. (e)                                5,953,676
                                                                                                                   --------------
                                                                                                                       25,774,819

                    Commercial Services &               894,300   Allied Waste Industries, Inc. (b)                    12,663,288
                    Supplies - 5.8%                      19,300   Avery Dennison Corp.                                  1,206,250
                                                        417,700   Cendant Corp.                                         7,280,511
                                                         87,600   Manpower, Inc.                                        5,707,140
                                                                                                                   --------------
                                                                                                                       26,857,189

                    Communications Equipment - 1.6%     702,600   Andrew Corp. (b)                                      7,433,508

                    Containers & Packaging - 2.6%       726,300   Smurfit-Stone Container Corp. (b)                     9,405,585
                                                         49,500   Temple-Inland, Inc.                                   2,298,780
                                                                                                                   --------------
                                                                                                                       11,704,365

                    Electronic Equipment &              225,300   Anixter International, Inc. (b)                      11,454,252
                    Instruments - 4.6%                  350,800   Ingram Micro, Inc. Class A (b)                        6,451,212
                                                         88,200   Tech Data Corp. (b)                                   3,238,704
                                                                                                                   --------------
                                                                                                                       21,144,168

                    Energy Equipment &                  245,100   BJ Services Co. (e)                                   9,326,055
                    Services - 4.5%                      25,000   Complete Production Services, Inc. (b)                  660,750
                                                         31,400   Diamond Offshore Drilling, Inc.                       2,850,178
                                                        174,100   Rowan Cos., Inc.                                      7,717,853
                                                                                                                   --------------
                                                                                                                       20,554,836

                    Food Products - 1.0%                173,300   Smithfield Foods, Inc. (b)                            4,661,770

                    Gas Utilities - 1.7%                 98,800   Questar Corp.                                         7,908,940

                    Health Care Providers &             424,643   Emdeon Corp. (b)                                      4,845,177
                    Services - 3.1%                     107,000   LifePoint Hospitals, Inc. (b)                         3,391,900
                                                        741,200   Tenet Healthcare Corp. (b)                            6,166,784
                                                                                                                   --------------
                                                                                                                       14,403,861

                    Hotels, Restaurants &               155,100   OSI Restaurant Partners, Inc.                         6,622,770
                    Leisure - 1.4%

                    Household Durables - 0.4%           103,300   Sealy Corp. (b)                                       1,647,635

                    IT Services - 5.3%                  112,600   Alliance Data Systems Corp. (b)                       6,193,000
                                                        370,100   The BISYS Group, Inc. (b)                             5,899,394
                                                        629,700   Convergys Corp. (b)(e)                               12,260,259
                                                                                                                   --------------
                                                                                                                       24,352,653

                    Insurance - 2.4%                    444,800   Conseco, Inc. (b)(e)                                 11,231,200

                    Machinery - 2.5%                    154,200   AGCO Corp. (b)                                        3,649,914
                                                        225,300   Timken Co.                                            7,862,970
                                                                                                                   --------------
                                                                                                                       11,512,884

                    Media - 4.6%                        575,851   Interpublic Group of Cos., Inc. (b)                   5,516,653
                                                        498,700   Liberty Global, Inc. Series C (b)(e)                  9,959,039
                                                        193,900   Valassis Communications, Inc. (b)                     5,675,453
                                                                                                                   --------------
                                                                                                                       21,151,145

                    Metals & Mining - 1.6%               65,400   Nucor Corp. (e)                                       7,116,828

                    Multiline Retail - 1.2%              65,800   Dollar General Corp.                                  1,148,868
                                                        167,000   Dollar Tree Stores, Inc. (b)                          4,353,690
                                                                                                                   --------------
                                                                                                                        5,502,558

                    Oil, Gas & Consumable               147,500   Cabot Oil & Gas Corp. Class A                         7,265,850
                    Fuels - 8.1%                        141,100   Murphy Oil Corp.                                      7,080,398
                                                        191,100   Newfield Exploration Co. (b)(e)                       8,523,060
                                                        175,300   Noble Energy, Inc.                                    7,884,994
                                                         91,100   Tesoro Corp.                                          6,369,712
                                                                                                                   --------------
                                                                                                                       37,124,014

                    Pharmaceuticals - 2.0%              280,400   Medicis Pharmaceutical Corp. Class A                  9,219,552

                    Real Estate - 5.2%                  196,100   Crescent Real Estate EQT Co.                          3,922,000
                                                        142,400   Equity Office Properties Trust (e)                    4,599,520
                                                        535,200   Friedman Billings Ramsey Group, Inc. Class A (e)      5,785,512
                                                        122,600   New Plan Excel Realty Trust                           3,022,090
                                                        161,400   Rayonier, Inc.                                        6,643,224
                                                                                                                   --------------
                                                                                                                       23,972,346

                    Road & Rail - 1.9%                  187,500   JB Hunt Transport Services, Inc.                      4,468,125
                                                        144,800   Swift Transportation Co., Inc. (b)                    4,336,760
                                                                                                                   --------------
                                                                                                                        8,804,885

                    Software - 4.5%                     175,500   Hyperion Solutions Corp. (b)                          5,373,810
                                                      1,174,600   Novell, Inc. (b)                                      9,655,212
                                                        635,300   TIBCO Software, Inc. (b)                              5,476,286
                                                                                                                   --------------
                                                                                                                       20,505,308

                    Specialty Retail - 6.6%             344,500   Foot Locker, Inc.                                     7,985,510
                                                        495,900   The Gap, Inc.                                         8,970,831
                                                        269,900   RadioShack Corp. (e)                                  4,588,300
                                                        360,500   TJX Cos., Inc.                                        8,698,865
                                                                                                                   --------------
                                                                                                                       30,243,506

                    Thrifts & Mortgage Finance - 3.0%   348,500   Sovereign Bancorp, Inc.                               7,726,245
                                                        129,800   Webster Financial Corp.                               6,094,110
                                                                                                                   --------------
                                                                                                                       13,820,355

                    Trading Companies &                 115,800   United Rentals, Inc. (b)                              4,130,586
                    Distributors - 0.9%

                                                                  Total Common Stocks in the United States            402,753,547

                                                                  Total Common Stocks in North America - 89.3%        410,720,803


Western Europe

Netherlands - 1.1%  Construction & Engineering - 1.1%   200,700   Chicago Bridge & Iron Co. NV                          4,810,779

                                                                  Total Common Stocks in the Netherlands                4,810,779

Switzerland - 1.8%  Biotechnology - 1.8%                505,700   Serono SA (a)                                         8,258,081

                                                                  Total Common Stocks in Switzerland                    8,258,081

                                                                  Total Common Stocks in Western Europe - 2.9%         13,068,860

                                                                  Total Common Stocks
                                                                  (Cost - $359,406,750) - 92.2%                       423,789,663

North America
                                                                  Exchange-Traded Funds
United States - 5.3%                                     46,100   iShares Dow Jones US Real Estate Index Fund (e)       3,270,795
                                                         77,700   iShares Dow Jones US Utilities Sector Index
                                                                  Fund (e)                                              5,961,144
                                                         44,000   iShares Goldman Sachs Natural Resources
                                                                  Index Fund (e)                                        4,499,880
                                                         56,200   iShares S&P SmallCap 600 Index Fund (e)               3,669,860
                                                         46,900   Midcap SPDR Trust Series 1 (a)                        6,869,443

                                                                  Total Exchange-Traded Funds
                                                                  (Cost - $20,581,983) - 5.3%                          24,271,122


                                                     Beneficial
                                                       Interest   Short-Term Securities
                                                 $   12,024,651   Merrill Lynch Liquidity Series,
                                                                  LLC Cash Sweep Series I, 4.75% (c)(d)                12,024,651
                                                     74,012,850   Merrill Lynch Liquidity Series,
                                                                  LLC Money Market Series, 4.89% (c)(d)(f)             74,012,850

                                                                  Total Short-Term Securities
                                                                  (Cost - $86,037,501) - 18.7%                         86,037,501

                                                                  Total Investments
                                                                  (Cost - $466,026,234*) - 116.2%                     534,098,286
                                                                  Liabilities in Excess of Other Assets - (16.2%)    (74,315,795)
                                                                                                                   --------------
                                                                  Net Assets - 100.0%                              $  459,782,491
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006,as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    468,479,710
                                                   ================
    Gross unrealized appreciation                  $     71,068,956
    Gross unrealized depreciation                       (5,450,380)
                                                   ----------------
    Net unrealized appreciation                    $     65,618,576
                                                   ================


(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net           Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                     $     362,576     $  98,229
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                     $   3,369,950     $  41,105


(d) Represents the current yield as of 4/30/2006.

(e) Security, or a portion of security, is on loan.

(f) Security was purchased with the cash proceeds from securities loans.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch MidCap Value Opportunities Fund of The Asset Program, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch MidCap Value Opportunities Fund of
       The Asset Program, Inc.


Date:  June 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch MidCap Value Opportunities Fund of
       The Asset Program, Inc.


Date:  June 22, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch MidCap Value Opportunities Fund of
       The Asset Program, Inc.


Date:  June 22, 2006